Operating Segments (Details) - Schedule of Revenue and Net Income (Loss) by the Reporting Operating Segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue and Net Income (Loss) by the Reporting Operating Segment [Line Items]
Revenue	$ 17,701	$ 13,219	$ 2,544
Total income	5,580	4,273	2,544
Segment net income (loss)	(15,625)	(14,591)	(53,905)
Unallocated corporate expenses:
Other income (expense), net	3,775	226,044	(161,173)
Net income (loss) before taxes	(11,850)	211,453	(215,078)
Brokerage Segment [Member]
Schedule of Revenue and Net Income (Loss) by the Reporting Operating Segment [Line Items]
Revenue	4,913	3,621	2,278
Total income	4,913	3,621	2,278
Segment net income (loss)	65	(157)	383
Digital Assets Segment [Member]
Schedule of Revenue and Net Income (Loss) by the Reporting Operating Segment [Line Items]
Revenue	12,788	9,598	266
Total income	667	652	266
Segment net income (loss)	$ (15,690)	$ (14,434)	$ (54,288)